ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

at December 31	2022	2021
(millions of Canadian $)

Trade payables	4,330	4,183
Fair value of derivative contracts (Note 28)	871	221
Keystone environmental provision	650	—
Coastal GasLink contractual contribution (Notes 7, 11 and 32)	537	—
Regulatory liabilities (Note 13)	273	200
Contract liabilities (Note 5)	62	90
Class C Interests (Note 6)	37	75
Other	389	330
	7,149	5,099
Keystone Environmental Provision
In December 2022, a pipeline rupture occurred in Washington County, Kansas on the Cushing Extension section of the Keystone Pipeline System. At December 31, 2022, the Company accrued an environmental remediation liability of $650 million, before expected insurance recoveries, and not including potential fines and penalties which are currently indeterminable. This amount represents the Company’s estimate of costs relating to emergency response, environmental remediation and cleanup activities required to fully remediate the site and has been recorded on an undiscounted basis. The accrual is based on certain assumptions such as the scope of remediation efforts that are subject to revision in future periods which could result in future modifications of this accrual. Therefore, it is reasonably possible that the Company will incur additional costs beyond the amounts accrued. TC Energy has accrued the minimum estimated cost of environmental remediation; however, the Company is currently unable to estimate a maximum range of possible costs.
TC Energy has appropriate insurance policies in place and it is probable that the majority of estimated environmental remediation costs will be eligible for recovery under the Company’s existing insurance coverage. The Company has recorded an asset of $410 million in Other current assets and $240 million in Other long-term assets, representing the expected recovery of the estimated environmental remediation costs. Estimated insured amounts expected to be recovered from insurers are presented in the same income statement line as the environmental remediation costs. To the extent costs beyond the amounts accrued are incurred, they will be evaluated under the Company’s existing insurance policies. The Company expects remediation activities to be substantially completed within a year.